Jones & Babson, Inc.
                                700 Karnes Blvd
                        Kansas City, Missouri  64108-3306




November 2, 1998


FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC   20549
Attn: Filing Desk

RE:  UMB SCOUT STOCK FUND, INC.
     File No. 2-79131; File No. 811-3557
     Post-Effective Amendment Nos. 31/32
     CIK No. 706130

     UMB SCOUT REGIONAL FUND, INC.
     File No. 33-9175; File No. 811-4860
     Post-Effective Amendment Nos. 26/27
     CIK No. 803019

     UMB SCOUT BALANCED FUND, INC.
     File No. 33-61123; File No. 811-7323
     Post-Effective Amendment Nos.  7/8
     CIK No. 948028

     UMB SCOUT BOND FUND, INC.
     File No. 2-79132; File No. 811-3558
     Post-Effective Amendment No. 31/32
     CIK No. 706127

     UMB SCOUT WORLDWIDE FUND, INC.
     File No. 33-58070; File No. 811-7472
     Post-Effective Amendment No. 14/16
     CIK No. 897216

     UMB SCOUT MONEY MARKET FUND, INC.
     File No. 2-78688; File No. 811-3528
     Post-Effective Amendment No. 32/33
     CIK No. 704773

     UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.
     File No. 2-79130; File No. 811-3556
     Post-Effective Amendment No. 32/33
     CIK No. 706126

     UMB SCOUT CAPITAL PRESERVATION FUND, INC.
     File No. 333-40843; File No. 811-08511
     Post-Effective Amendment No. 1/3
     CIK No. 1050037

     UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
     File No. 333-40845; File No. 811-08513
     Post-Effective Amendment No. 1/3
     CIK No. 1050038

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendments to the Registration Statement of the respective UMB Scout Funds which were filed with the Securities and Exchange Commission electronically on October 23, 1998.

Please direct any questions or comments relating to this certification to me at the above phone number.

Very truly yours,
/s/Martin A. Cramer
Martin A. Cramer
Secretary